RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The income tax expense consisted of the following components:

For the years ended December 31,
	2022	2023
Current income tax expense	$-	$-
Deferred income tax benefit	-	-
Total income tax expense	$-	$-

SCHEDULE OF LOSS BEFORE INCOME TAX

Loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31, 2022 and 2023:

	For the years ended December 31,
	2022	2023
Taiwan	$(859,741)	$(1,080,900)
PRC	(357,345)	(915,691)
Others	-	(71,470)
Total loss before income taxes	$(1,217,086)	$(2,068,061)

SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES

A reconciliation between the Company’s actual provision for income taxes and the provision at the Taiwan statutory rate is as follows:

	For the years ended December 31,
	2022	2023

Loss before income tax expense	$(1,217,086)	$(2,068,061)
Taiwan statutory tax rate	20%	20%
Computed income tax expense with Taiwan statutory tax rate	$(243,417)	$(413,612)
Tax effect of different tax rates in other jurisdictions	(18,404)	(29,619)
Tax effect of additional deduction for R&D expenses	(47,431)	(70,546)
Non-deductible expenses	674	110,872
Exchange rate effect	(2,265)	(17,054)
Prior year true up	-	56,362
Tax effect on deferred tax allowance	310,843	363,597
Income tax expense	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

As of December 31, 2022 and 2023, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2022	2023

Deferred tax assets:
Net operating loss carried forward	$2,605,009	$2,826,537
Impairment loss	353,769	305,219
Impact of foreign exchange	4,813	6,425
Lease Liability	24,036	46,998
Total deferred tax assets	2,987,628	3,185,179
Valuation allowance	(2,963,591)	(3,140,578)
Deferred tax assets, net of valuation allowance	24,037	44,601

Deferred tax liabilities:
Right of use asset	(24,037)	(44,601)
Total deferred tax liabilities	(24,037)	(44,601)
Total deferred tax assets, net	$-	$-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets is as follows:

Balance as of December 31, 2021	$3,093,005
Current year addition	311,190
Expire of NOL	(152,259)
Exchange rate effect	(288,345)
Balance as of December 31, 2022	$2,963,591
Current year addition	363,597
Expire of NOL	(168,776)
Exchange rate effect	(17,834)
Balance as of December 31, 2023	$3,140,578

SCHEDULE OF OPERATING LOSS CARRYFORWARDS

For the fiscal years ended December 31,	Amount
2024	$705,913
2025	1,173,827
2026	1,219,816
2027	1,245,291
2028	1,214,150
2029	1,891,241
2030	1,260,130
2031	1,646,751
2032	1,159,484
2033	1,626,346
Total	$13,142,949